Accounting Changes and Error Corrections	12 Months Ended
Dec. 31, 2011
Accounting Changes and Error Corrections
Error Corrections and Prior Period Adjustments, Description

Note 3.                Restated Cash Flow Statement

The Statements of Cash Flows for the period ending December 31, 2010 has been restated above to correct the representation of the cash received from our sale of securities as cash received by the Company and the sale of all equity securities has be corrected to be shown as received cash.  In our original presentation this had been shown as paid in capital rather than cash.